Segmental reporting	6 Months Ended
Jun. 30, 2023
Disclosure of entity's operating segments [Abstract]
Segmental reporting
Segmental reporting

AngloGold Ashanti’s operating segments are being reported based on the financial information regularly provided to the Chief Executive Officer and the Executive Committee, collectively identified as the Chief Operating Decision Maker (CODM). Individual members of the Executive Committee are responsible for geographic regions of the business.

Under the group’s operating model, the financial results and the composition of the operating segments are reported to the CODM per geographical region.

In addition to the geographical reportable segments structure, the group has voluntarily disaggregated and disclosed the financial information on a line-by-line basis for each mining operation to facilitate comparability of mine performance.

	Six months	Six months	Year
	ended	ended	ended
	Jun	Jun	Dec
	2023	2022	2022
Gold income
US Dollar million	Unaudited	Unaudited	Audited

AFRICA *	1,475	1,386	2,981
Kibali - Attributable 45%	298	281	596
Iduapriem	239	224	443
Obuasi	242	165	431
Siguiri	258	321	591
Geita	438	395	920

AUSTRALIA *	514	475	967
Sunrise Dam	250	218	410
Tropicana - Attributable 70%	264	257	557

AMERICAS *	453	510	1,036
Cerro Vanguardia	158	168	319
AngloGold Ashanti Mineração (1)	223	267	557
Serra Grande	72	75	160

	2,442	2,371	4,984
Equity-accounted joint venture included above	(298)	(281)	(596)
	2,144	2,090	4,388

(1) Includes income from sale of gold concentrate.

By-product revenue
US Dollar million	Unaudited	Unaudited	Audited

AFRICA *	2	3	4
Kibali - Attributable 45%	—	1	1
Iduapriem	—	—	1
Obuasi	—	1	1
Siguiri	1	—	—
Geita	1	1	1

AUSTRALIA *	2	2	4
Sunrise Dam	1	1	1
Tropicana - Attributable 70%	1	1	3

AMERICAS *	38	61	106
Cerro Vanguardia	37	44	75
AngloGold Ashanti Mineração	1	17	31

	42	66	114
Equity-accounted joint venture included above	—	(1)	(1)
	42	65	113

Segmental reporting (continued)

	Six months	Six months	Year
	ended	ended	ended
	Jun	Jun	Dec
	2023	2022	2022
Cost of sales
US Dollar million	Unaudited	Unaudited	Audited

AFRICA *	1,060	936	2,004
Kibali - Attributable 45%	181	163	342
Iduapriem	195	153	314
Obuasi	157	115	266
Siguiri	234	237	488
Geita	293	268	594

AUSTRALIA *	414	380	783
Sunrise Dam	196	185	371
Tropicana - Attributable 70%	202	180	382
Administration and other	16	15	30

AMERICAS *	455	439	913
Cerro Vanguardia	151	135	273
AngloGold Ashanti Mineração	222	223	477
Serra Grande	80	79	162
Administration and other	2	2	1

CORPORATE AND OTHER	1	—	4

	1,930	1,755	3,704
Equity-accounted joint venture included above	(181)	(163)	(342)
	1,749	1,592	3,362

Gross profit (1)
US Dollar million	Unaudited	Unaudited	Audited

AFRICA *	417	452	981
Kibali - Attributable 45%	117	118	256
Iduapriem	45	71	130
Obuasi	85	51	165
Siguiri	23	84	103
Geita	146	128	327
Administration and other	1	—	—

AUSTRALIA *	102	97	188
Sunrise Dam	54	33	40
Tropicana - Attributable 70%	64	79	177
Administration and other	(16)	(15)	(29)

AMERICAS *	37	132	229
Cerro Vanguardia	44	77	122
AngloGold Ashanti Mineração	2	61	111
Serra Grande	(8)	(4)	(2)
Administration and other	(1)	(2)	(2)

CORPORATE AND OTHER	(4)	—	(9)

	552	681	1,389
Equity-accounted joint venture included above	(117)	(118)	(256)
	435	563	1,133

(1) The group’s segmental profit measure is gross profit (loss), which excludes the results of associates and joint ventures. For the reconciliation of gross profit (loss) to profit (loss) before taxation, refer to the group income statement.
Segmental reporting (continued)

	Six months	Six months	Year
	ended	ended	ended
	Jun	Jun	Dec
	2023	2022	2022
Amortisation
US Dollar million	Unaudited	Unaudited	Audited

AFRICA *	197	162	367
Kibali - Attributable 45%	45	45	95
Iduapriem	66	32	80
Obuasi	30	16	40
Siguiri	15	24	50
Geita	41	45	102

AUSTRALIA * (1)	66	77	172
Sunrise Dam	25	26	54
Tropicana - Attributable 70%	40	50	117
Administration and other	1	1	1

AMERICAS *	80	88	185
Cerro Vanguardia	19	17	39
AngloGold Ashanti Mineração	42	51	106
Serra Grande	19	20	40

CORPORATE AND OTHER	2	2	4

	345	329	728
Equity-accounted joint venture included above	(45)	(45)	(95)
	300	284	633

(1) The Australia amortisation disaggregated segment disclosures only relate to property, plant and equipment which do not represent shared assets between the mining operations within the Australia geographical region and for which the group can disaggregate and allocate on a reasonable basis to the different mining operations within such region.

Capital expenditure
US Dollar million	Unaudited	Unaudited	Audited

AFRICA *	280	217	576
Kibali - Attributable 45%	44	38	90
Iduapriem	70	53	146
Obuasi	75	64	159
Siguiri	15	11	27
Geita	76	51	154

AUSTRALIA *	73	93	202
Sunrise Dam	22	20	50
Tropicana - Attributable 70%	51	73	152

AMERICAS *	134	154	322
Cerro Vanguardia	33	21	66
AngloGold Ashanti Mineração	74	104	199
Serra Grande	27	29	57

PROJECTS *	10	7	17
Colombian projects	5	6	16
North American projects	5	1	1

CORPORATE AND OTHER	—	1	1

	497	472	1,118
Equity-accounted joint venture included above	(44)	(38)	(90)
	453	434	1,028

Segmental reporting (continued)

	As at	As at	As at
	Jun	Jun	Dec
	2023	2022	2022
Total assets
US Dollar million	Unaudited	Unaudited	Audited

AFRICA *	4,302	3,988	4,083
Kibali - Attributable 45%	1,093	1,120	1,063
Iduapriem	496	405	436
Obuasi	1,337	1,125	1,268
Siguiri	428	530	447
Geita	942	804	864
Administration and other	6	4	5

AUSTRALIA * (1)	963	986	960

AMERICAS *	1,362	1,647	1,406
Cerro Vanguardia	513	514	514
AngloGold Ashanti Mineração	599	855	625
Serra Grande	230	250	228
Administration and other	20	28	39

PROJECTS *	874	694	872
Colombian projects	225	216	244
North American projects	649	478	628

CORPORATE AND OTHER	444	904	751

	7,945	8,219	8,072

*The operating segments continue to be presented per geographical region. The additional information disaggregated and disclosed for each mining operation has been provided by the group to facilitate comparability of mine performance.
(1) The Australia total assets include property, plant and equipment, cash, leased assets, inventory and other assets which the group is unable to allocate and disaggregate on a reasonable basis between the different mining operations within the Australia geographical region, as some of these assets represent shared assets between the mining operations within such region.